SHAREHOLDERS' EQUITY (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SHAREHOLDERS' EQUITY
NOTE 14 -	SHAREHOLDERS' EQUITY

a.
TAT's Ordinary shares confer upon their holders voting rights, the right to receive dividends, if declared, and any amounts payable upon the dissolution, liquidation or winding up of the affairs of TAT.

b.	Treasury purchase plan

On May 21, 2012, TAT's Board of Directors approved a stock repurchase plan under Rule 10b5-1 of the Securities Exchange Act of 1934.  The plan was for a period of 6 months and provided for the purchase of shares in an aggregate amount of up to $0.5 million dollars. Such plan replaced and superseded a prior repurchase plan approved by TAT's Board of Directors on February 21, 2012. On November 21, 2012, the term of such stock repurchase plan ended. As of such date, the Company had purchased 16,433 shares for approximately $70 thousands (average of $4.29 per share) constituting less than 0.1% of TAT's issued shares.

The repurchased shares became dormant as defined in the Israeli Companies Law.

A reconciliation of opening and closing balances of the number of ordinary shares is presented below:

	2012	2011
Balance outstanding at beginning of year	8,815,003	8,815,003
Purchase of treasury shares	(16,433)	-
Balance outstanding at end of year	8,798,570	8,815,003

c.	Stock option plans

(1)
On August 14, 2008, TAT's Board of Directors approved the grant of 65,477 unregistered options in three Series A, B and C to its Chief Executive Officer. Each option of Series A, B and C vests over two, three and four years commencing May 19, 2008, respectively, and expires three years after vesting. Each Series A, B and C option can be exercised into one Ordinary share NIS 0.9 par value, for an exercise price of $6.15 (adjusted for dividend distribution and other equity changes as defined in the option grant terms). Alternatively, the Chief Executive Officer can opt to receive TAT's Ordinary shares based on the value of the appreciation over the exercise price.

The weighted average fair value of stock options granted at the grant date, is $2.69, $2.9 and $3.15, for Series A, B and C, respectively, based on the Black-Scholes option-pricing model with the following weighted average assumptions:

	Series A	Series B	Series C

Number of options	21,826	21,826	21,825
Weighted average expected stock price volatility	60.05%	55.96%	54.57%
Weighted average expected option life (in years)	3.25	4.25	5.25
Average risk free interest rate	2.72%	2.94%	3.15%
Dividend yield	0%	0%	0%

The expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted. The expected term of options is based on the simplified method as allowed under and ASC 718-10-S99 and 110 issued by the SEC (the "simplified method").  The simplified method assumes the option will be exercised midway between the vesting date and the contractual term of the option.  The Company is able to use the simplified method as the options qualify as "plain vanilla" options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term.  The dividend yield is derived from the absence of formal dividend distribution plan.

(2)
Following the approval of TAT's Audit committee and Board of Directors, on June 28, 2012, the Company's shareholders approved the 2012 stock option plan (the "2012 Plan") to grant up to 380,000 options to purchase Ordinary shares, 0.9 NIS par value, of the Company to senior executives and certain members of the Board of Directors, at an exercise price of $6.5 per share. The Options vest over a three-year period (one-third each year), the vesting of 50% of the Options is subject, in addition, to certain minimum shareholders' equity during a period of 4 years from the grant date, unless the optionee is no longer employed by the Company, in which case the options will be considered forfeited within 30 days. On August 21, 2012, pursuant to the 2012 Plan, TAT's Board of Directors approved the grant of 330,000 Options, which were granted on October 4, 2012 (out of which 45,000 options were forfeited on October 30, 2012).

The fair value of the Company's stock options granted under the 2012 plan for the year ended December 31, 2012 was estimated using the following assumptions:

2012

Expected stock price volatility	41.57% - 43.4%
Expected option life (in years)	2.23 - 3.23
Risk free interest rate	0.23% - 0.32%
Dividend yield	9.8%

The Company uses the Black-Scholes option pricing model to determine the weighted average fair value of options. The volatility factor used in the Black-Scholes option pricing model is based on historical stock price fluctuations. The expected term of options is based on the simplified method. The Company is able to use the simplified method as the options qualify as "plain vanilla" options as defined by ASC 718-10-S99 and since the Company does not have sufficient historical exercise data to provide a reasonable basis to estimate expected term. Expected dividend yield is based upon historical and projected dividend activity and the risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the stock options granted.

(3)	The following table is a summary of the activity of TAT's stock Option plan:

	Year ended December 31,
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	43,652	$6.15	65,477	$6.15	65,477	$6.15
Granted	330,000	6.50	-	-	-	-
Expired	(43,652)	6.15	-	-	-	-
Forfeited	(45,000)	6.50	(21,825)	6.15	-	-

Outstanding at the end of the year	285,000	$6.50	43,652	$6.15	65,477	$6.15

Exercisable options	-	$-	43,652	$6.15	21,826	$6.15

The weighted-average grant-date fair value of options granted in 2012 was $0.19. There was no aggregate intrinsic value for the options outstanding for the years ended December 31, 2012, 2011 and 2010.

Compensation expenses (income) attributable to outstanding stock options were $8, $(37) and $49 for the years ended December 31, 2012, 2011 and 2010, respectively. Compensation expense is recognized in the statement of income as an operating expense based on the fair value of the option over the requisite service period. As of December 31, 2012, there was $ 19.4 of total unrecognized compensation cost related to nonvested Share based compensation arrangements granted under the Company's 2012 plan. That cost is expected to be recognized over a weighted-average period of 1.44 years.

Following the resignation of Mr. Fledel, the Company's Chief Executive Officer on December 7, 2011 the 21,825 unvested stock options forfeited and the remaining 43,652 stock options expired on March 6, 2012. As result, the Company recorded for the year ended December 31, 2011 an income from the expiration of such options, in the total amount of $37.

e.	Market Maker for TAT shares traded in Tel Aviv Stock Exchange

On August 15, 2011, TAT entered into a Market Making agreement for its shares traded on the Tel Aviv Stock Exchange (TASE) with Harel Finance Trade & Securities Ltd. for the purpose of improving liquidity of TAT shares. The agreement is for a 12 month period, subject for TASE's approval. The agreement will be automatically extended in 12 month periods, unless otherwise terminated by either of the parties giving 30 days notice or in accordance with certain regulatory circumstances. TAT will pay an immaterial fee in connection with the said agreement.

f.	Dividends

On April 22, 2012, TAT's Board declared a cash dividend in the total amount of $2.5 million (approximately NIS 9.4 million), or $0.283 per share (approximately NIS 1.065 per share), for all of the shareholders of TAT. The dividend was paid on May 17, 2012 to shareholders of record on May 3, 2012.

g.	Accumulated other comprehensive loss

As of December 31, 2012, the entire amount of accumulated other comprehensive loss consists of amounts derived from foreign currency translation.